Selected Financial Statement Information	12 Months Ended
Dec. 31, 2010
Selected Financial Statement Information
Selected Financial Statement Information

5. Selected Financial Statement Information

Accounts Receivable

        Accounts receivable at December 31, consists of the following:

(in thousands)	2010	2009
Accounts receivable	$61,962	$62,529
Less: Allowance for doubtful accounts	(2,000)	(2,450)

Accounts receivable, net	$59,962	$60,079

Property and Equipment

        Our property and equipment at December 31, consists of the following:

(in thousands)	2010	2009
Medical Equipment	$413,975	$349,801
Less: Accumulated depreciation	(207,133)	(151,942)

Medical equipment, net	206,842	197,859

Leasehold improvements	7,386	5,477
Office equipment and vehicles	38,778	31,996

	46,164	37,473
Less: Accumulated depreciation and amortization	(25,402)	(18,067)

Property and office equipment, net	20,762	19,406

Total property and equipment, net	$227,604	$217,265

Property and equipment financed under capital leases, net	$11,944	$10,286

Other Intangible Assets and Goodwill

        Our other intangible assets and goodwill as of December 31, 2010 and 2009, by reporting segment, consist of the following:

(in thousands)	Customer Relationships	Supply Agreement	Technology Database	Non-Compete Agreements	Favorable Lease Agreements	Trade Names (indefinite lives)	Goodwill
Medical Equipment Outsourcing
Balance at January 1, 2009	$60,857	$22,833	$—	$—	$—	$143,000	$205,953
Other	—	—	—	90	—	—	—
Amortization	(9,786)	(2,000)	—	(7)	—	—	—

Balance at December 31, 2009	51,071	20,833	—	83	—	143,000	205,953
Amortization	(8,929)	(2,678)	—	(18)	—	—	—

Balance at December 31, 2010	42,142	18,155	—	65	—	143,000	205,953

Technical and Professional Services
Balance at January 1, 2009	7,904	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2009	7,212	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2010	6,520	—	—	—	—	23,000	55,655

Sales and Remarketing
Balance at January 1, 2009	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2009	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2010	—	—	—	—	—	—	18,603

Corporate and Unallocated
Balance at January 1, 2009	—	—	4,783	376	95	—	—
Amortization	—	—	(1,400)	(376)	(24)	—	—

Balance at December 31, 2009	—	—	3,383	—	71	—	—
Amortization	—		(1,400)	—	(21)

Balance at December 31, 2010	—	—	1,983	—	50	—	—

Total
Balance at January 1, 2009	68,761	22,833	4,783	376	95	166,000	280,211
Other	—	—	—	90	—	—	—
Amortization	(10,478)	(2,000)	(1,400)	(383)	(24)	—	—

Balance at December 31, 2009	58,283	20,833	3,383	83	71	166,000	280,211
Amortization	(9,621)	(2,678)	(1,400)	(18)	(21)	—	—

Balance at December 31, 2010	$48,662	$18,155	$1,983	$65	$50	$166,000	$280,211

        Total amortization expense related to intangible assets was approximately $13.7, $14.3 and $15.7 million for the years ended December 31, 2010, 2009 and 2008, respectively.

        As of December 31, 2010, management performed its testing of impairment of goodwill as well as medical equipment outsourcing and technical and professional services trade names. Fair values were estimated using estimates, judgments, and assumptions (See Note 2) that management believes were appropriate in the circumstances. There is no aggregate goodwill impairment for any of the periods presented in our financial statements. The Company recorded an impairment charge of $4.0 million in the fourth quarter of 2008 related to its technical and professional services segment trade name. The impairment charge reflected modestly lower future revenues from the technical and professional services segment than were expected at the date of the Transaction due to poorer economic conditions and increased focus on growth in the Company's traditional medical equipment outsourcing business, Asset360 Programs (formerly, asset management partnership program, or, "AMPP") and manufacturer revenue share programs.

        At December 31, 2010, future estimated amortization expense related to intangible assets for each of the years ended December 31, 2011 to 2015 and thereafter is estimated as follows:

(in thousands)
2011	$13,107
2012	11,428
2013	9,982
2014	9,117
2015	8,239
Thereafter	17,044

$68,917

        Future amortization expense is an estimate. Actual amounts may change due to additional intangible asset acquisitions, impairment, accelerated amortization or other events.